Schedule of Investments February 28, 2021 (unaudited)

Tortoise MLP & Energy Income Fund

	Principal Amount/Shares	Fair Value
Common Stock - 45.4% (1)
Britain Renewables and Power Infrastructure - 1.8% (1)
Atlantica Yield plc	173,685	$6,278,713

Canadian Crude Oil Pipelines - 4.4% (1)
Enbridge Inc.	453,584	15,335,675

Canadian Natural Gas Pipelines - 3.8% (1)
TC Energy Corporation	323,279	13,555,089

United States Crude Oil Pipelines - 3.6% (1)
Plains GP Holdings L.P.	1,466,705	12,642,997

United States Renewables and Power Infrastructure - 6.2% (1)
Clearway Energy, Inc.	248,975	6,836,853
NextEra Energy Partners LP	204,656	14,866,212

		21,703,065

United States Gathering and Processing - 3.8% (1)
Equitrans Midstream Corporation	1,136,611	8,217,698
Targa Resources Corp.	173,324	5,360,911

		13,578,609

United States Natural Gas/Natural Gas Liquids Pipelines - 21.8% (1)
Cheniere Energy, Inc. (2)	246,424	16,606,513
Kinder Morgan, Inc.	644,138	9,468,829
New Fortress Energy, Inc.	258,548	12,218,978
ONEOK, Inc.	441,228	19,541,988
The Williams Companies, Inc.	838,990	19,162,532

		76,998,840

Total Common Stock (Cost $176,159,970)		160,092,988

Corporate Bonds - 26.1%(1)
Canadian Natural Gas Pipelines - 2.0%(1)
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (3)	$7,250,000	7,182,539

Marshall Island Marine Transportation - 2.1%(1)
Teekay Corporation
9.250%, 11/15/2022 (3)	3,875,000	3,884,687
Teekay Offshore Partners LP / Teekay Offshore Finance Corp.
8.500%, 07/15/2023 (3)	3,700,000	3,367,000

		7,251,687

United States Gathering and Processing - 11.0%(1)
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.750%, 03/01/2027 (3)	2,600,000	2,614,625
Blue Racer Midstream LLC / Blue Racer Finance Corp.
7.625%, 12/15/2025 (3)	3,375,000	3,635,162
6.625%, 07/15/2026 (3)	3,575,000	3,619,687
EnLink Midstream, LLC
5.375%, 06/01/2029	4,255,000	4,220,428
EnLink Midstream Partners, LP
4.850%, 07/15/2026	7,200,000	7,191,000
Hess Midstream Operations LP
5.625%, 02/15/2026 (3)	7,750,000	8,042,601
5.125%, 06/15/2028 (3)	3,875,000	4,000,938
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.500%, 07/15/2027	5,275,000	5,684,657

		39,009,098

United States Natural Gas Pipelines - 6.6%(1)
NGPL Pipeco LLC
7.768%, 12/15/2037 (3)	8,700,000	11,629,008
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 03/01/2027 (3)	4,050,000	4,095,805
5.500%, 01/15/2028 (3)	7,575,000	7,464,443

		23,189,256

United States Other - 2.5%(1)
New Fortress Energy, Inc.
6.750%, 09/15/2025 (3)	8,400,000	8,729,280

United States Oil Field Services - 1.9%(1)
Archrock Partners LP / Archrock Partners Finance Corp.
6.875%, 04/01/2027 (3)	6,275,000	6,637,193

Total Corporate Bonds (Cost $89,048,574)		91,999,053

Master Limited Partnerships - 24.3% (1)
United States Natural Gas Pipelines - 13.5% (1)
DCP Midstream, LP	691,949	15,126,005
Energy Transfer LP	2,022,631	15,452,901
Enterprise Products Partners L.P.	793,560	16,918,699

		47,497,605

United States Refined Product Pipelines - 10.9% (1)
Magellan Midstream Partners, L.P.	331,245	13,802,979
MPLX LP	753,896	17,950,264
Phillips 66 Partners LP	256,445	6,841,953

		38,595,196

Total Master Limited Partnerships (Cost $86,790,220)		86,092,801

Convertible Preferred Stock - 0.9% (1)
United States Renewables and Power Infrastructure - 0.9% (1)
CenterPoint Energy, Inc.
7.000%, 09/01/2021
(Cost $3,476,914)	87,935	3,215,783

Short-Term Investment - 1.6% (1)
United States Investment Company - 1.6% (1)
First American Government Obligations Fund, Class X, 0.03% (4)
(Cost $5,687,574)	5,687,574	5,687,574

Total Investments - 98.3% (1)
(Cost $361,163,252)		347,088,199
Other Assets in Excess of Liabilities, Net - 1.7%(1)		5,832,965

Total Net Assets - 100.0%(1)		$352,921,164

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)

Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of February 28, 2021, the value of this investment was $74,902,968 or 21.2% of total net assets.

(4)	Rate indicated is the current yield as of February 28, 2021.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1—Quoted prices in active markets for identical assets or liabilities.

Level 2—Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of February 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stock	$160,092,988	$—	$—	$160,092,988
Convertible Preferred Stock	3,215,783	—	—	3,215,783
Corporate Bonds	—	91,999,053	—	91,999,053
Master Limited Partnerships	86,092,801	—	—	86,092,801
Short-Term Investment	5,687,574	—	—	5,687,574

Total Investments	$255,089,146	$91,999,053	$—	$347,088,199

Refer to the Fund’s Schedule of Investments for additional industry information.